Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	46.23%	5.68%	13.23%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	52.71%	6.09%	13.03%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	55.33%	7.27%	14.34%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	55.25%	7.15%	14.17%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	54.78%	6.88%	13.88%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	53.71%	6.09%	13.03%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	14.73%	9.11%	6.12%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	14.73%	9.11%	6.12%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	14.73%	9.11%	6.12%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	14.73%	9.11%	6.12%
FTSE Gold Mines Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Average Annual Return, Percent	42.90%	4.89%	16.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
FTSE Gold Mines Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Average Annual Return, Percent	42.90%	4.89%	16.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
FTSE Gold Mines Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Average Annual Return, Percent	42.90%	4.89%	16.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
FTSE Gold Mines Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Average Annual Return, Percent	42.90%	4.89%	16.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%